SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Amortization of right-of-use assets					$ 52,111	$ 37,129
Interest on lease liabilities					9,042	9,812
Variable lease expense	$ 22,516	$ 13,397	$ 48,513	$ 30,823	36,216	16,564
Sublease income	(12,367)	(10,752)	(32,762)	(26,350)	(36,633)	(10,191)
Rent subsidy				(1,674)	(1,644)	(9,169)
Net lease cost	37,853	15,601	108,698	43,529	$ 59,092	$ 44,145
Operating lease cost	$ 27,704	$ 12,956	$ 92,947	$ 40,730